Stock-based Compensation (Restricted Share Unit Plan) (Details) - Restricted Share Unit Plan - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value	$ 30
Employee
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance	343,952
Share Unit Plans: Granted including DRIP	180,426
Share Unit Plans: Exercised	(134)
Share Unit Plans: Forfeited	(15,776)
Share Unit Plans: Outstanding and exercisable, Ending Balance	508,468
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance	$ 54.64
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP	59.30
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised	54.63
Share Unit Plans: Weighted Average Grant Date Fair Value: Forfeited	56.08
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance	$ 56.25
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value		$ 24